Cover	3 Months Ended
Mar. 31, 2026
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Aeon Acquisition I Corp. initially filed a Registration Statement on Form S-1 (File No. 333-290920) with the U.S. Securities and Exchange Commission (the “SEC”) on October 17, 2025, which was declared effective on January 30, 2026 (the “Prior Registration Statement”). The company subsequently filed post-effective amendments to the Prior Registration Statement on February 13, 2026 and April 10, 2026, respectively. The Prior Registration Statement registered up to 28,750,000 units, 28,750,000 warrants, 28,750,000 ordinary shares issuable upon exercise of the warrants, and 5,750,000 ordinary shares underlying the rights. No sales were made under the Prior Registration Statement. Pursuant to Rule 429 under the Securities Act of 1933, the prospectus included in this Registration Statement is a combined prospectus and also relates to all the securities registered and remaining unsold under the Prior Registration Statement. Accordingly, this Registration Statement, which is a new registration statement, also constitutes Post-Effective Amendment No. 3 to the Prior Registration Statement and is being filed to adjust the offering size and the rights included as part of the units to be sold in the offering. Accordingly, this Registration Statement on Form S-1 registers (i) up to 14,375,000 units, (ii) 14,375,000 ordinary shares issuable upon exercise of the warrants, and (iii) 3,593,750 ordinary shares underlying the rights as a result of adjusting the rights from a right to acquire one-fifth (1/5) of one ordinary share to a right to acquire one-fourth (1/4) of one ordinary share.
Entity Registrant Name	Aeon Acquisition I Corp.
Entity Central Index Key	0002082526
Entity Primary SIC Number	6770
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	66 West Flagler Street
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33130
City Area Code	877
Local Phone Number	787-1880
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	c/o Aeon Acquisition I Corp.
Entity Address, Address Line Two	66 West Flagler Street
Entity Address, Address Line Three	Suite 900
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33130
City Area Code	877
Local Phone Number	787-1880
Contact Personnel Name	Demetrios Mallios